UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Global Opportunities Portfolio

October 31, 2014

Consolidated Portfolio of Investments

Mortgage Pass-Throughs — 6.8%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.889%, with maturity at 2035(1)	$1,206,561	$1,289,922
4.373%, with maturity at 2030(1)	466,388	508,217
6.50%, with maturity at 2030	3,091,460	3,567,651
7.00%, with various maturities to 2035	5,143,911	5,912,952
7.50%, with maturity at 2034	1,589,653	1,902,119
8.00%, with maturity at 2026	972,609	1,078,584

		$14,259,445

Federal National Mortgage Association:
3.715%, with maturity at 2035(1)	$1,309,774	$1,427,244
3.877%, with maturity at 2035(1)	2,852,020	3,107,812
6.00%, with various maturities to 2032	1,169,394	1,330,859
6.50%, with various maturities to 2029	4,463,086	5,095,588
7.00%, with various maturities to 2036	8,949,450	10,348,032
7.50%, with maturity at 2035(2)	8,491,000	10,095,456
8.50%, with maturity at 2032	511,982	627,608
9.50%, with maturity at 2020	1,537,436	1,777,779

		$33,810,378

Government National Mortgage Association:
7.00%, with various maturities to 2035(2)	$16,725,393	$19,494,033
7.50%, with various maturities to 2022	1,825,811	2,083,749

		$21,577,782

Total Mortgage Pass-Throughs (identified cost $64,419,536)		$69,647,605

Collateralized Mortgage Obligations — 22.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$325,115	$384,246
Series 2631, (Interest Only), Class DS, 6.947%, 6/15/33(3)(4)	7,519,362	1,315,438
Series 2953, (Interest Only), Class LS, 6.547%, 12/15/34(3)(4)	7,072,542	882,183
Series 2956, (Interest Only), Class SL, 6.847%, 6/15/32(3)(4)	3,431,881	594,075
Series 3114, (Interest Only), Class TS, 6.497%, 9/15/30(3)(4)	11,478,655	1,921,203
Series 3153, (Interest Only), Class JI, 6.467%, 5/15/36(3)(4)	7,208,422	1,148,187
Series 3727, (Interest Only), Class PS, 6.547%, 11/15/38(3)(4)	26,568,726	3,237,282
Series 3745, (Interest Only), Class SA, 6.597%, 3/15/25(3)(4)	8,128,061	1,052,602

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 3780, (Interest Only), Class PS, 6.297%, 8/15/35(3)(4)	$15,663,396	$1,164,655
Series 3845, (Interest Only), Class ES, 6.497%, 1/15/29(3)(4)	8,307,024	890,043
Series 3919, (Interest Only), Class SL, 6.497%, 10/15/40(3)(4)	7,125,324	650,184
Series 3969, (Interest Only), Class SB, 6.497%, 2/15/30(3)(4)	6,476,964	854,590
Series 3973, (Interest Only), Class SG, 6.497%, 4/15/30(3)(4)	9,321,594	1,295,312
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(4)	7,441,129	1,388,554
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(4)	34,035,114	5,748,755
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(4)	28,767,194	3,868,294
Series 4070, (Interest Only), Class S, 5.947%, 6/15/32(3)(4)	18,191,146	3,386,686
Series 4095, (Interest Only), Class HS, 5.947%, 7/15/32(3)(4)	15,465,262	2,761,507
Series 4109, (Interest Only), Class ES, 5.997%, 12/15/41(3)(4)	13,038,336	717,052
Series 4109, (Interest Only), Class KS, 5.947%, 5/15/32(3)(4)	16,937,347	1,700,469
Series 4149, (Interest Only), Class S, 6.097%, 1/15/33(3)(4)	9,750,672	1,967,023
Series 4163, (Interest Only), Class GS, 6.047%, 11/15/32(3)(4)	6,999,997	1,434,824
Series 4169, (Interest Only), Class AS, 6.097%, 2/15/33(3)(4)	12,188,800	2,335,913
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(4)	12,502,359	1,541,248
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(4)	21,336,809	2,715,969
Series 4203, (Interest Only), Class QS, 6.097%, 5/15/43(3)(4)	9,088,287	1,791,073
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(4)	13,505,175	896,754
Series 4273, Class SP, 11.593%, 11/15/43(3)	3,160,234	3,461,052
Series 4316, (Interest Only), Class JS, 5.947%, 1/15/44(3)(4)	23,148,448	4,120,021
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(4)	13,719,128	2,607,638
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(4)	11,346,486	1,879,225
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(4)	31,026,821	5,826,511
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(4)	11,259,899	1,968,188

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4381, (Interest Only), Class SK, 5.997%, 6/15/44(3)(4)	$23,642,008	$4,313,171

		$71,819,927

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$522,155	$580,106
Series 2004-46, (Interest Only), Class SI, 5.848%, 5/25/34(3)(4)	11,354,098	1,650,810
Series 2005-17, (Interest Only), Class SA, 6.548%, 3/25/35(3)(4)	4,921,418	957,747
Series 2005-71, (Interest Only), Class SA, 6.598%, 8/25/25(3)(4)	6,595,740	913,544
Series 2005-105, (Interest Only), Class S, 6.548%, 12/25/35(3)(4)	5,097,469	836,797
Series 2006-44, (Interest Only), Class IS, 6.448%, 6/25/36(3)(4)	4,502,077	759,982
Series 2006-65, (Interest Only), Class PS, 7.068%, 7/25/36(3)(4)	4,467,973	778,596
Series 2006-96, (Interest Only), Class SN, 7.048%, 10/25/36(3)(4)	6,403,534	1,103,376
Series 2006-104, (Interest Only), Class SD, 6.488%, 11/25/36(3)(4)	4,292,153	716,943
Series 2006-104, (Interest Only), Class SE, 6.478%, 11/25/36(3)(4)	2,861,435	477,542
Series 2007-50, (Interest Only), Class LS, 6.298%, 6/25/37(3)(4)	6,615,210	1,033,263
Series 2008-26, (Interest Only), Class SA, 6.048%, 4/25/38(3)(4)	8,826,835	1,403,565
Series 2008-61, (Interest Only), Class S, 5.948%, 7/25/38(3)(4)	12,838,526	2,180,584
Series 2009-62, Class WA, 5.562%, 8/25/39(5)	4,107,206	4,590,698
Series 2010-67, (Interest Only), Class SC, 5.648%, 6/25/40(3)(4)	7,557,266	1,068,174
Series 2010-99, (Interest Only), Class NS, 6.448%, 3/25/39(3)(4)	15,694,800	1,781,527
Series 2010-124, (Interest Only), Class SJ, 5.898%, 11/25/38(3)(4)	8,415,333	1,176,971
Series 2010-135, (Interest Only), Class SD, 5.848%, 6/25/39(3)(4)	17,493,951	2,340,594
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(4)	35,366,070	1,946,368
Series 2011-45, (Interest Only), Class SA, 6.498%, 1/25/29(3)(4)	19,099,602	1,961,926
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	13,174,991	1,649,982
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(4)	9,845,149	1,232,953
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(4)	16,749,763	2,027,433
Series 2012-24, (Interest Only), Class S, 5.348%, 5/25/30(3)(4)	8,759,955	1,097,009

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2012-30, (Interest Only), Class SK, 6.398%, 12/25/40(3)(4)	$22,318,498	$4,064,417
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(4)	22,023,947	2,956,360
Series 2012-56, (Interest Only), Class SU, 6.598%, 8/25/26(3)(4)	17,168,368	1,840,600
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(4)	32,239,146	4,410,742
Series 2012-76, (Interest Only), Class GS, 5.898%, 9/25/39(3)(4)	17,796,426	2,850,689
Series 2012-124, (Interest Only), Class IO, 1.506%, 11/25/42(4)	40,056,708	2,239,126
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(4)	8,923,285	2,036,149
Series 2012-150, (Interest Only), Class PS, 5.998%, 1/25/43(3)(4)	17,557,821	3,444,226
Series 2012-150, (Interest Only), Class SK, 5.998%, 1/25/43(3)(4)	16,789,145	3,291,075
Series 2013-6, Class TA, 1.50%, 1/25/43	8,163,903	7,706,621
Series 2013-6, (Interest Only), Class TI, 4.50%, 2/25/43(4)	25,230,872	4,443,500
Series 2013-12, (Interest Only), Class SP, 5.498%, 11/25/41(3)(4)	9,228,971	1,476,307
Series 2013-15, (Interest Only), Class DS, 6.048%, 3/25/33(3)(4)	9,600,504	1,943,862
Series 2013-23, (Interest Only), Class CS, 6.098%, 3/25/33(3)(4)	11,324,952	2,316,034
Series 2013-54, (Interest Only), Class HS, 6.148%, 10/25/41(3)(4)	23,033,039	3,948,892
Series 2013-64, (Interest Only), Class PS, 6.098%, 4/25/43(3)(4)	13,910,635	2,748,530
Series 2013-75, (Interest Only), Class SC, 6.098%, 7/25/42(3)(4)	36,311,675	6,163,961
Series 2013-123, Class VS, 11.595%, 9/25/41(3)	538,942	546,305
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(4)	11,394,860	1,788,539
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(4)	15,002,214	2,821,444
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(4)	10,522,260	1,982,291
Series 2014-43, (Interest Only), Class PS, 5.948%, 3/25/42(3)(4)	22,436,033	3,948,563
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(4)	25,221,839	4,630,321
Series 2014-61, Class US, 8.196%, 10/25/44(3)	9,439,579	9,603,148
Series 2014-64, (Interest Only) Class BI, 3.50%, 3/25/44(4)	10,951,590	1,777,016
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(4)	20,979,701	3,932,213

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 2014-72, Class CS, 8.969%, 11/25/44(3)	$5,000,000	$5,092,767
Series G94-7, Class PJ, 7.50%, 5/17/24	808,166	930,772

		$129,200,960

Government National Mortgage Association:
Series 2009-87, (Interest Only), Class SI, 6.593%, 2/20/35(3)(4)	$7,367,614	$1,339,051
Series 2010-4, (Interest Only), Class SK, 6.043%, 5/20/35(3)(4)	4,578,653	760,228
Series 2010-134, (Interest Only), Class ES, 5.843%, 11/20/39(3)(4)	25,806,361	3,658,467
Series 2011-48, (Interest Only), Class SD, 6.513%, 10/20/36(3)(4)	24,397,847	3,155,565
Series 2013-24, Class KS, 5.572%, 2/20/43(3)	2,018,075	2,041,874
Series 2013-168, Class US, 11.581%, 11/20/43(3)	1,554,246	1,656,788
Series 2014-7, Class CS, 11.581%, 1/20/44(3)	314,671	324,708
Series 2014-68, (Interest Only), Class KI, 1.446%, 10/20/42(4)	44,764,721	1,368,675
Series 2014-117, Class HS, 31.544%, 8/20/44(3)	5,536,370	7,737,305
Series 2014-132, Class SC, 13.418%, 9/20/44(3)	8,391,361	8,964,347

		$31,007,008

Total Collateralized Mortgage Obligations (identified cost $236,314,378)		$232,027,895

Asset-Backed Securities — 3.0%

Security	Principal Amount	Value
APID, Series 2014-19A, Class D, 3.981%, 10/17/26(6)(7)(8)	$5,000,000	$4,756,213
BABSN, Series 2014-IIA, Class D, 3.866%, 10/17/26(6)(7)	5,000,000	4,743,020
BALLY, Series 2014-1A, Class C, 3.981%, 10/20/26(6)(7)(8)	5,000,000	4,722,550
BRCHW, Series 2014-1A, Class D1, 3.684%, 7/15/26(6)(7)	7,000,000	6,538,245
CECLO, Series 2014-22A, Class C, 3.983%, 11/7/26(6)(7)	5,000,000	4,727,300
CGMS, Series 2014-4A, Class D, 3.833%, 10/15/26(6)(7)	5,000,000	4,725,485

Total Asset-Backed Securities (identified cost $30,470,966)		$30,212,813

Commercial Mortgage-Backed Securities — 6.0%

Security	Principal Amount	Value
ACRE, Series 2010-ARTA, Class D, 7.443%, 1/14/29(6)	$500,000	$569,202
CGCMT, Series 2014-GC23, Class D, 4.508%, 7/10/47(5)(6)	6,683,000	6,197,530
COMM, Series 2013-CR11, Class D, 5.172%, 10/10/46(5)(6)	6,250,000	6,147,394
COMM, Series 2014-CR20, Class D, 3.222%, 11/10/47(6)	5,650,000	4,550,018
COMM, Series 2014-LC17, Class D, 3.687%, 10/10/47(5)(6)	2,675,000	2,291,852
ESA, Series 2013-ESH5, Class D5, 4.093%, 12/5/31(5)(6)	4,560,000	4,595,559
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(6)	7,855,000	8,084,154
JPMBB, Series 2014-C19, Class D, 4.679%, 4/15/47(5)(6)	1,850,000	1,735,836
JPMBB, Series 2014-C22, Class D, 4.562%, 9/15/47(5)(6)	4,150,000	3,784,653
JPMBB, Series 2014-C23, Class D, 3.961%, 9/15/47(5)(6)	2,150,000	1,900,383
JPMCC, Series 2006-LDP9, Class AM, 5.372%, 5/15/47	8,000,000	8,331,148
UBSBB, Series 2012-C4, Class D, 4.50%, 12/10/45(5)(6)	5,000,000	4,876,725
UBSCM, Series 2012-C1, Class D, 5.535%, 5/10/45(5)(6)	2,625,750	2,744,258
WF-RBS, Series 2012-C7, Class D, 4.846%, 6/15/45(5)(6)	2,598,000	2,727,511
WF-RBS, Series 2014-C24, Class D, 3.692%, 11/15/47(6)(8)	3,000,000	2,546,952

Total Commercial Mortgage-Backed Securities (identified cost $60,855,779)		$61,083,175

Senior Floating-Rate Interests — 14.7%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services — 1.0%
Genpact International, Inc., Term Loan, 3.50%, Maturing 8/30/19	$9,987	$9,962,405

		$9,962,405

Electronics / Electrical — 3.9%
Avago Technologies Cayman Ltd., Term Loan, 3.75%, Maturing 5/6/21	$20,000	$19,964,280

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)
Sensata Technologies B.V., Term Loan, 3.50%, Maturing 8/15/21		$20,000	$19,954,160

			$39,918,440

Equipment Leasing — 1.8%
Delos Finance S.a.r.l., Term Loan, 3.50%, Maturing 3/6/21		$18,000	$17,934,750

			$17,934,750

Leisure Goods / Activities / Movies — 1.5%
Activision Blizzard, Inc., Term Loan, 3.25%, Maturing 10/12/20		$15,000	$15,004,695

			$15,004,695

Lodging and Casinos — 1.0%
Las Vegas Sands LLC, Term Loan, Maturing 12/19/20(10)		$10,000	$9,975,000

			$9,975,000

Oil and Gas — 1.9%
MEG Energy Corp., Term Loan, 3.75%, Maturing 3/31/20		$19,987	$19,682,380

			$19,682,380

Steel — 1.9%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 3.75%, Maturing 6/30/19		$19,950	$19,497,185

			$19,497,185

Telecommunications — 1.7%
Crown Castle Operating Company, Term Loan, 3.00%, Maturing 1/31/21		$17,980	$17,837,553

			$17,837,553

Total Senior Floating-Rate Interests (identified cost $149,929,539)			$149,812,408

Foreign Government Bonds — 6.2%

Security		Principal Amount (000’s omitted)	Value

India — 2.0%
India Government Bond, 7.16%, 5/20/23	INR	778,160	$11,662,172

Security		Principal Amount (000’s omitted)	Value

India (continued)
India Government Bond, 8.12%, 12/10/20	INR	550,340	$8,904,779

Total India			$20,566,951

Indonesia — 2.9%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	40,354,000	$3,423,495
Indonesia Government Bond, 8.75%, 2/15/44	IDR	18,217,000	1,499,898
Indonesia Government Bond, 9.00%, 3/15/29	IDR	162,654,000	14,188,368
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24(6)	USD	10,000	10,075,000

Total Indonesia			$29,186,761

Serbia — 0.8%
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	58,680	$628,432
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	330,500	3,501,385
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	427,090	4,514,865

Total Serbia			$8,644,682

Sri Lanka — 0.0%(11)
Sri Lanka Government Bond, 6.50%, 7/15/15	LKR	47,760	$366,387

Total Sri Lanka			$366,387

Venezuela — 0.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(12)(13)	USD	5,593	$4,768,032

Total Venezuela			$4,768,032

Total Foreign Government Bonds (identified cost $63,522,511)			$63,532,813

Foreign Corporate Bonds — 1.0%

Security		Principal Amount (000’s omitted)	Value

Supranational — 1.0%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	120,000,000	$9,905,325

Total Supranational			$9,905,325

Total Foreign Corporate Bonds (identified cost $10,072,799)			$9,905,325

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Common Stocks — 0.5%

Security	Shares	Value

Germany — 0.3%
Deutsche Wohnen AG	122,200	$2,758,256

Total Germany		$2,758,256

Luxembourg — 0.2%
GAGFAH SA(14)	139,900	$2,616,274

Total Luxembourg		$2,616,274

Total Common Stocks (identified cost $5,522,567)		$5,374,530

Closed-End Funds — 5.3%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	127,212	$2,207,128
BlackRock Corporate High Yield Fund VI, Inc.	788,564	9,344,484
Brookfield Mortgage Opportunity Income Fund, Inc.	265,888	4,490,848
Calamos Convertible and High Income Fund	6,643	96,124
First Trust High Income Long/Short Fund	416,746	7,163,864
First Trust Intermediate Duration Preferred & Income Fund	358,300	7,861,102
MFS Multimarket Income Trust	923,100	5,880,147
Pimco Dynamic Income Fund	167,915	5,388,392
Putnam Premier Income Trust	1,345,300	7,264,620
Western Asset High Income Opportunity Fund, Inc.	876,897	5,033,389

Total Closed-End Funds (identified cost $55,385,540)		$54,730,098

Put Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

Hang Seng Index	Deutsche Bank AG	200	HKD 9,800.00	3/30/15	$230,814
KOSPI 200 Index	Citibank, N.A.	295	KRW 240.00	3/12/15	645,639

Total Put Options Purchased (identified cost $813,531)					$876,453

Currency Put Options Purchased — 1.4%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Australian Dollar	Citibank, N.A.	AUD 33,912	USD 0.85	4/29/15	$470,711
Australian Dollar	JPMorgan Chase Bank, N.A.	AUD 26,105	USD 0.85	4/29/15	362,346
Euro	Citibank, N.A.	EUR 18,417	USD 1.38	4/29/15	2,374,514
Euro	Citibank, N.A.	EUR 24,877	USD 1.35	7/30/15	2,417,473
Euro	Citibank, N.A.	EUR 25,836	USD 1.30	7/30/15	1,466,319
Euro	Citibank, N.A.	EUR 41,580	USD 1.21	7/30/15	679,111
Euro	Deutsche Bank AG	EUR 19,608	USD 1.28	11/1/16	1,117,675
Euro	Goldman Sachs International	EUR 18,182	USD 1.38	10/29/19	1,995,125
Japanese Yen	Citibank, N.A.	JPY 931,455	JPY 105.00	6/22/15	631,571
Japanese Yen	Deutsche Bank AG	JPY 1,863,015	JPY 105.00	6/22/15	1,263,213
Japanese Yen	Goldman Sachs International	JPY 914,340	JPY 105.00	6/22/15	619,966
Japanese Yen	Goldman Sachs International	JPY 1,337,270	JPY 110.00	6/22/15	470,671

Total Currency Put Options Purchased (identified cost $7,968,435)					$13,868,695

Interest Rate Swaptions Purchased — 0.0%(11)

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Credit Suisse International	2/28/17	$52,500,000	$375,847

Total Interest Rate Swaptions Purchased (identified cost $2,535,750)				$375,847

Short-Term Investments — 33.1%

Foreign Government Securities — 2.4%

Security		Principal Amount (000’s omitted)	Value

Sri Lanka — 2.3%
Sri Lanka Treasury Bill, 0.00%, 12/12/14	LKR	10,530	$80,057
Sri Lanka Treasury Bill, 0.00%, 12/26/14	LKR	38,730	293,817

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Sri Lanka (continued)
Sri Lanka Treasury Bill, 0.00%, 1/9/15	LKR	73,030	$552,833
Sri Lanka Treasury Bill, 0.00%, 2/27/15	LKR	160,090	1,202,656
Sri Lanka Treasury Bill, 0.00%, 4/10/15	LKR	751,170	5,605,571
Sri Lanka Treasury Bill, 0.00%, 4/17/15	LKR	470,140	3,505,297
Sri Lanka Treasury Bill, 0.00%, 4/24/15	LKR	214,870	1,600,162
Sri Lanka Treasury Bill, 0.00%, 6/5/15	LKR	524,310	3,877,176
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	839,430	6,172,222

Total Sri Lanka			$22,889,791

Zambia — 0.1%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	8,490	$1,225,890

Total Zambia			$1,225,890

Total Foreign Government Securities (identified cost $24,020,311)			$24,115,681

U.S. Treasury Obligations — 28.4%

Security	Principal Amount	Value
U.S. Treasury Bill, 0.00%, 11/13/14	$50,000,000	$49,999,950
U.S. Treasury Bill, 0.00%, 12/4/14	1,500,000	1,500,003
U.S. Treasury Bill, 0.00%, 12/4/14	29,000,000	29,000,058
U.S. Treasury Bill, 0.00%, 12/26/14	120,000,000	119,998,680
U.S. Treasury Bill, 0.00%, 1/15/15(2)	90,000,000	89,998,650

Total U.S. Treasury Obligations (identified cost $290,498,839)		$290,497,341

Other — 2.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(15)	$23,633	$23,633,361

Total Other (identified cost $23,633,361)		$23,633,361

Total Short-Term Investments (identified cost $338,152,511)		$338,246,383

Total Investments — 100.8% (identified cost $1,025,963,842)		$1,029,694,040

Put Options Written — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value

Hang Seng Index	Deutsche Bank AG	200	HKD 9,800.00	3/30/15	$(230,814)
KOSPI 200 Index	Citibank, N.A.	147	KRW 240.00	3/12/15	(321,725)
KOSPI 200 Index	Deutsche Bank AG	148	KRW 240.00	3/12/15	(323,914)

Total Put Options Written (premiums received $1,308,441)					$(876,453)

Currency Put Options Written — (0.9)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)	Strike Price	Expiration Date	Value

Euro	Citibank, N.A.	EUR 18,417	USD 1.38	4/29/15	$(2,374,514)
Euro	Citibank, N.A.	EUR 24,877	USD 1.35	7/30/15	(2,417,473)
Euro	Citibank, N.A.	EUR 25,836	USD 1.30	7/30/15	(1,466,319)
Japanese Yen	Deutsche Bank AG	JPY 1,863,015	JPY 105.00	6/22/15	(1,263,213)
Japanese Yen	Goldman Sachs International	JPY 1,845,795	JPY 105.00	6/22/15	(1,251,537)

Total Currency Put Options Written (premiums received $5,236,563)					$(8,773,056)

Interest Rate Swaptions Written — (0.0)%(11)

Description	Counterparty	Expiration Date	Notional Amount	Value

Option to pay 3-Month USD-LIBOR-BBA Rate and receive 5.25%	Citibank, N.A.	2/28/17	$52,500,000	$(375,847)

Total Interest Rate Swaptions Written (premiums received $1,989,750)				$(375,847)

Other Assets, Less Liabilities — 0.2%				$1,919,479

Net Assets — 100.0%				$1,021,588,163

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Portfolio of Investments — continued

AUD	–	Australian Dollar
EUR	–	Euro
HKD	–	Hong Kong Dollar
IDR	–	Indonesian Rupiah
INR	–	Indian Rupee
JPY	–	Japanese Yen
KRW	–	South Korean Won
LKR	–	Sri Lankan Rupee
RSD	–	Serbian Dinar
USD	–	United States Dollar
ZMW	–	Zambian Kwacha

ACRE	–	Americold LLC Trust
APID	–	Apidos CLO
BABSN	–	Babson CLO, Ltd.
BALLY	–	Ballyrock Ltd.
BRCHW	–	Birchwood Park CLO, Ltd.
CECLO	–	Cent CLO LP
CGCMT	–	Citigroup Commercial Mortgage Trust
CGMS	–	Carlyle Global Market Strategies
COMM	–	Commercial Mortgage Trust
ESA	–	Extended Stay America Trust
HILT	–	Hilton USA Trust
JPMBB	–	JPMBB Commercial Mortgage Securities Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
UBSBB	–	UBS-Barclays Commercial Mortgage Trust
UBSCM	–	UBS Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

(1)	Adjustable rate mortgage security. Rate shown is the rate at October 31, 2014.

(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(3)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2014.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2014.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $93,039,840 or 9.1% of the Portfolio’s net assets.

(7)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

(8)	When-issued security.

(9)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(10)	This Senior Loan will settle after October 31, 2014, at which time the interest rate will be determined.

(11)	Amount is less than 0.05% or (0.05)%, as applicable.

(12)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2014, the aggregate value of these securities is $4,768,032 or 0.5% of the Portfolio’s net assets.

(13)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(14)	Non-income producing security.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $1,002,330,481)	$1,006,060,679
Affiliated investment, at value (identified cost, $23,633,361)	23,633,361
Cash	29,084,044
Restricted cash*	11,893,136
Foreign currency, at value (identified cost, $6,266)	6,237
Interest and dividends receivable	5,236,241
Interest receivable from affiliated investment	27,719
Due from broker for open reverse repurchase agreements	688,530
Receivable for investments sold	161,940
Receivable for variation margin on open financial futures contracts	2,685,457
Receivable for variation margin on open centrally cleared swap contracts	185,314
Receivable for open forward foreign currency exchange contracts	12,919,330
Receivable for open swap contracts	652,004
Total assets	$1,093,233,992

Liabilities
Cash collateral due to brokers	$4,255,421
Payable for reverse repurchase agreements	2,567,111
Written options and swaptions outstanding, at value (premiums received, $8,534,754)	10,025,356
Payable for investments purchased	35,133,586
Payable for when-issued securities	12,033,870
Payable for open forward foreign currency exchange contracts	5,795,244
Payable for open swap contracts	1,140,729
Payable to affiliates:
Investment adviser fee	518,723
Trustees’ fees	1,826
Accrued foreign capital gains taxes	19,636
Accrued expenses	154,327
Total liabilities	$71,645,829
Net Assets applicable to investors’ interest in Portfolio	$1,021,588,163

Sources of Net Assets
Investors’ capital	$1,017,475,879
Net unrealized appreciation	4,112,284
Total	$1,021,588,163

*	Represents restricted cash on deposit at the custodian and the broker for open derivative contracts.

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest (net of foreign taxes, $79,582)	$28,800,663
Dividends	3,037,885
Interest allocated from affiliated investment	91,598
Expenses allocated from affiliated investment	(11,453)
Total investment income	$31,918,693

Expenses
Investment adviser fee	$3,226,015
Trustees’ fees and expenses	20,906
Custodian fee	391,775
Legal and accounting services	132,585
Miscellaneous	41,528
Total expenses	$3,812,809
Deduct —
Reduction of custodian fee	$772
Total expense reductions	$772

Net expenses	$3,812,037

Net investment income	$28,106,656

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $45,130)	$2,362,053
Investment transactions allocated from affiliated investment	644
Written options	903,593
Financial futures contracts	(7,137,243)
Swap contracts	3,609,203
Foreign currency and forward foreign currency exchange contract transactions	(3,172,120)
Net realized loss	$(3,433,870)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $19,636)	$(399,844)
Written options and swaptions	(1,439,774)
Financial futures contracts	(2,175,592)
Swap contracts	5,011,847
Foreign currency and forward foreign currency exchange contracts	12,172,602
Net change in unrealized appreciation (depreciation)	$13,169,239

Net realized and unrealized gain	$9,735,369

Net increase in net assets from operations	$37,842,025

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$28,106,656	$24,278,436
Net realized loss from investment transactions, written options, financial futures contracts, swap contracts, and foreign currency and forward foreign currency exchange contract transactions	(3,433,870)	(18,832,723)
Net change in unrealized appreciation (depreciation) from investments, written options and swaptions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contracts	13,169,239	(53,182,874)
Net increase (decrease) in net assets from operations	$37,842,025	$(47,737,161)
Capital transactions —
Contributions	$658,863,716	$302,304,297
Withdrawals	(201,216,709)	(247,296,771)
Net increase in net assets from capital transactions	$457,647,007	$55,007,526

Net increase in net assets	$495,489,032	$7,270,365

Net Assets
At beginning of year	$526,099,131	$518,828,766
At end of year	$1,021,588,163	$526,099,131

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Consolidated Supplementary Data

	Year Ended October 31,				Period Ended October 31, 2010(1)
Ratios/Supplemental Data	2014	2013	2012	2011
Ratios (as a percentage of average daily net assets):
Expenses(2)	0.72%	0.72%	0.75%	0.73%	0.72	%(3)
Net investment income	5.32%	3.86%	1.92%	2.35%	2.45	%(3)
Portfolio Turnover	58%	123%	17%	10%	18	%(4)

Total Return	7.75%	(6.15)%	5.00%	6.69%	3.10%

Net assets, end of period (000’s omitted)	$1,021,588	$526,099	$518,829	$522,015	$407,387

(1)	For the period from the start of business, November 20, 2009, to October 31, 2010.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	Not annualized.

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

October 31, 2014

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Strategic Income Fund held an interest of 82.3% and 17.7%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at October 31, 2014 were $1,827,984 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. Over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps (other than centrally cleared) and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of total return swaps, the pricing service valuations are based on the value of the underlying index

12

Global Opportunities Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

or instrument and reference interest rate. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

13

Global Opportunities Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Consolidated Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

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Notes to Consolidated Financial Statements — continued

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

Q  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

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Notes to Consolidated Financial Statements — continued

on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

R  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

S  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO securities can be unusually volatile due to changes in interest rates.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion and at reduced rates on daily net assets of $1.5 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $3,226,015 or 0.610% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the year ended October 31, 2014 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$416,629,760	$156,588,597
U.S. Government and Agency Securities	188,005,198	60,537,347

	$604,634,958	$217,125,944

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4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,042,906,326

Gross unrealized appreciation	$16,096,522
Gross unrealized depreciation	(28,980,827)

Net unrealized depreciation	$(12,884,305)

The net unrealized appreciation (depreciation) on foreign currency and derivative contracts at October 31, 2014 on a federal income tax basis was $(236,096).

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and swaptions, forward foreign currency exchange contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of written options and written swaptions at October 31, 2014 is included in the Consolidated Portfolio of Investments.

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/5/14	Swiss Franc 62,780,115	United States Dollar 69,088,214	Bank of America, N.A.	$3,837,896	$—	$3,837,896
11/5/14	United States Dollar 14,519,304	Swiss Franc 13,890,618	Bank of America, N.A.	—	(82,133)	(82,133)
11/5/14	United States Dollar 14,927,987	Swiss Franc 14,117,397	Bank of America, N.A.	—	(255,114)	(255,114)
11/5/14	United States Dollar 36,467,855	Swiss Franc 34,772,100	Bank of America, N.A.	—	(327,581)	(327,581)
11/7/14	Japanese Yen 1,032,812,000	United States Dollar 10,057,904	JPMorgan Chase Bank, N.A.	862,912	—	862,912
11/7/14	United States Dollar 5,616,831	Indian Rupee 348,207,000	Goldman Sachs International	52,169	—	52,169
11/12/14	United States Dollar 3,552,474	Mexican Peso 47,363,000	BNP Paribas	—	(37,051)	(37,051)
11/14/14	United States Dollar 6,773,117	Indian Rupee 419,493,000	Barclays Bank PLC	50,496	—	50,496
11/14/14	United States Dollar 7,372,196	Indian Rupee 456,855,000	Standard Chartered Bank	59,160	—	59,160
11/18/14	Euro 39,067,019	United States Dollar 49,220,537	Goldman Sachs International	259,323	—	259,323
11/18/14	Japanese Yen 1,250,022,000	United States Dollar 12,212,374	Goldman Sachs International	1,082,670	—	1,082,670
11/18/14	United States Dollar 51,261,762	Euro 38,313,374	Goldman Sachs International	—	(3,245,063)	(3,245,063)

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Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

11/21/14	United States Dollar 13,346,879	Indonesian Rupiah 164,220,000,000	BNP Paribas	$216,428	$—	$216,428
11/21/14	United States Dollar 1,455,293	Indonesian Rupiah 17,933,570,000	Deutsche Bank AG	25,882	—	25,882
11/21/14	United States Dollar 2,055,771	Indonesian Rupiah 25,322,993,000	Goldman Sachs International	35,713	—	35,713
11/25/14	Euro 2,106,231	United States Dollar 2,771,674	Goldman Sachs International	131,896	—	131,896
11/25/14	Euro 1,146,993	United States Dollar 1,514,581	Goldman Sachs International	77,034	—	77,034
11/25/14	Euro 934,075	United States Dollar 1,231,384	Goldman Sachs International	60,691	—	60,691
11/26/14	Euro 7,827,000	United States Dollar 10,129,962	UBS AG	320,178	—	320,178
11/26/14	United States Dollar 1,011,073	Euro 753,645	Morgan Stanley & Co. International PLC	—	(66,510)	(66,510)
12/2/14	United States Dollar 8,080,000	Zambian Kwacha 50,500,000	Standard Chartered Bank	—	(112,131)	(112,131)
12/16/14	Euro 2,805,239	Serbian Dinar 339,574,177	Citibank, N.A.	39,792	—	39,792
12/16/14	Euro 3,322,819	Serbian Dinar 399,735,071	Citibank, N.A.	21,035	—	21,035
12/16/14	United States Dollar 1,082,500	Zambian Kwacha 6,928,000	Barclays Bank PLC	4,613	—	4,613
12/16/14	United States Dollar 1,139,028	Zambian Kwacha 7,267,000	Barclays Bank PLC	1,280	—	1,280
12/17/14	Japanese Yen 157,853,000	United States Dollar 1,472,825	Goldman Sachs International	66,871	—	66,871
12/22/14	Euro 8,097,500	United States Dollar 10,388,931	Citibank, N.A.	238,420	—	238,420
12/22/14	Euro 4,048,800	United States Dollar 5,195,380	Deutsche Bank AG	120,062	—	120,062
12/22/14	Euro 5,708,000	United States Dollar 7,325,019	Goldman Sachs International	169,834	—	169,834
1/12/15	Australian Dollar 30,711,600	United States Dollar 26,811,227	Australia and New Zealand Banking Group Limited	—	(84,323)	(84,323)
1/12/15	Australian Dollar 12,650,400	United States Dollar 11,037,727	Morgan Stanley & Co. International PLC	—	(40,806)	(40,806)
1/15/15	Euro 11,206,000	British Pound Sterling 8,859,329	BNP Paribas	114,637	—	114,637
1/15/15	Euro 4,049,000	British Pound Sterling 3,245,678	Citibank, N.A.	112,707	—	112,707
1/15/15	Euro 6,180,000	British Pound Sterling 4,885,784	Morgan Stanley & Co. International PLC	63,142	—	63,142
1/15/15	Euro 4,624,000	British Pound Sterling 3,706,922	Standard Chartered Bank	129,230	—	129,230
1/16/15	Euro 7,002,000	United States Dollar 8,865,022	Deutsche Bank AG	86,220	—	86,220
1/16/15	Japanese Yen 1,194,610,000	United States Dollar 11,180,253	Goldman Sachs International	535,370	—	535,370

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Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

1/20/15	United States Dollar 4,324,556	Indian Rupee 267,690,000	BNP Paribas	$—	$(11,671)	$(11,671)
1/20/15	United States Dollar 4,579,525	Indian Rupee 283,610,000	Goldman Sachs International	—	(10,145)	(10,145)
1/21/15	New Zealand Dollar 4,699,000	United States Dollar 3,701,731	Australia and New Zealand Banking Group Limited	66,600	—	66,600
1/21/15	New Zealand Dollar 12,695,000	United States Dollar 9,974,588	BNP Paribas	153,778	—	153,778
1/21/15	New Zealand Dollar 4,073,000	United States Dollar 3,204,791	BNP Paribas	53,932	—	53,932
1/21/15	New Zealand Dollar 12,737,000	United States Dollar 10,051,786	Deutsche Bank AG	198,484	—	198,484
1/21/15	New Zealand Dollar 4,185,000	United States Dollar 3,292,298	Nomura International PLC	54,795	—	54,795
1/23/15	Canadian Dollar 21,715,616	United States Dollar 19,294,366	Deutsche Bank AG	65,735	—	65,735
1/23/15	Canadian Dollar 46,064,384	United States Dollar 40,925,929	Nomura International PLC	137,077	—	137,077
2/4/15	New Zealand Dollar 6,080,000	United States Dollar 4,737,913	JPMorgan Chase Bank, N.A.	40,932	—	40,932
2/4/15	New Zealand Dollar 8,328,000	United States Dollar 6,486,741	Morgan Stanley & Co. International PLC	53,113	—	53,113
2/23/15	Argentine Peso 8,000,000	United States Dollar 766,651	Citibank, N.A.	—	(74,632)	(74,632)
2/23/15	Argentine Peso 19,000,000	United States Dollar 1,832,208	Citibank, N.A.	—	(165,838)	(165,838)
2/23/15	Argentine Peso 23,000,000	United States Dollar 2,217,081	Citibank, N.A.	—	(201,606)	(201,606)
2/23/15	United States Dollar 4,310,345	Argentine Peso 50,000,000	Citibank, N.A.	947,672	—	947,672
2/24/15	Argentine Peso 9,650,000	United States Dollar 924,064	Citibank, N.A.	—	(89,380)	(89,380)
2/24/15	Argentine Peso 15,350,000	United States Dollar 1,467,776	Citibank, N.A.	—	(144,282)	(144,282)
2/24/15	United States Dollar 2,155,172	Argentine Peso 25,000,000	Citibank, N.A.	470,330	—	470,330
2/25/15	Argentine Peso 15,000,000	United States Dollar 1,433,212	Citibank, N.A.	—	(139,991)	(139,991)
2/25/15	Argentine Peso 25,000,000	United States Dollar 2,396,013	Citibank, N.A.	—	(225,992)	(225,992)
2/25/15	Argentine Peso 35,000,000	United States Dollar 3,370,570	Citibank, N.A.	—	(300,237)	(300,237)
2/25/15	United States Dollar 6,493,506	Argentine Peso 75,000,000	Citibank, N.A.	1,372,508	—	1,372,508
5/21/15	New Turkish Lira 14,377,000	United States Dollar 6,017,747	Standard Chartered Bank	—	(180,758)	(180,758)
6/11/15	United States Dollar 1,136,370	Zambian Kwacha 8,483,000	Standard Chartered Bank	106,542	—	106,542
6/12/15	United States Dollar 704,853	Zambian Kwacha 5,156,000	Citibank, N.A.	50,317	—	50,317

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Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

6/12/15	United States Dollar 1,141,362	Zambian Kwacha 8,027,200	Citibank, N.A.	$34,337	$—	$34,337
6/12/15	United States Dollar 467,186	Zambian Kwacha 3,328,700	Citibank, N.A.	20,350	—	20,350
6/17/15	United States Dollar 1,128,242	Zambian Kwacha 8,310,000	Standard Chartered Bank	86,655	—	86,655
6/18/15	United States Dollar 1,547,170	Zambian Kwacha 11,320,600	Standard Chartered Bank	107,262	—	107,262
6/18/15	United States Dollar 659,699	Zambian Kwacha 4,810,000	Standard Chartered Bank	43,251	—	43,251
6/25/15	United States Dollar 2,195,851	Zambian Kwacha 15,612,500	Barclays Bank PLC	79,999	—	79,999

				$12,919,330	$(5,795,244)	$7,124,086

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

	Equity Futures
11/14	862 SGX CNX Nifty Index	Long	$13,961,188	$14,402,869	$441,681
12/14	120 TOPIX Index	Long	13,767,282	14,650,152	882,870
	Interest Rate Futures
12/14	73 Japan 10-Year Bond	Short	(94,722,902)	(95,229,824)	(506,922)
12/14	4,395 U.S. 5-Year Deliverable Interest Rate Swap	Short	(448,836,632)	(448,564,687)	271,945
12/14	134 U.S. 10-Year Deliverable Interest Rate Swap	Short	(14,324,478)	(13,984,156)	340,322
3/16	4,583 CME 90-Day Eurodollar	Short	(1,131,466,938)	(1,133,433,188)	(1,966,250)
3/17	4,130 CME 90-Day Eurodollar	Short	(1,008,260,998)	(1,011,437,000)	(3,176,002)

					$(3,712,356)

CME:  Chicago Mercantile Exchange

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

SGX CNX Nifty Index:  Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index:  Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

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Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

CME	$ 4,000	Receives	3-month USD-LIBOR-BBA	1.66%	2/24/19	$(24,221)
CME	1,000	Receives	3-month USD-LIBOR-BBA	1.77	3/28/19	(8,716)
LCH.Clearnet	NZD 99,166	Pays	3-month NZD Bank Bill	3.90	5/16/23	(1,562,691)

						$(1,595,628)

NZD	–	New Zealand Dollar

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	BRL 106,240	Pays	Brazil CETIP Interbank Deposit Rate	12.19%	1/2/17	$64,484
Deutsche Bank AG	BRL 10,752	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(8,101)
Deutsche Bank AG	BRL 371,332	Pays	Brazil CETIP Interbank Deposit Rate	11.81	1/2/17	(925,971)
Goldman Sachs International	BRL 129,381	Pays	Brazil CETIP Interbank Deposit Rate	12.20	1/2/17	83,803
Goldman Sachs International	BRL 107,760	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	18,135
Goldman Sachs International	BRL 142,486	Pays	Brazil CETIP Interbank Deposit Rate	12.08	1/2/17	(80,044)
Goldman Sachs International	BRL 123,469	Pays	Brazil CETIP Interbank Deposit Rate	12.02	1/2/17	(126,613)
Goldman Sachs International	BRL 33,685	Receives	Brazil CETIP Interbank Deposit Rate	11.51	1/2/23	161,214
Goldman Sachs International	BRL 29,121	Receives	Brazil CETIP Interbank Deposit Rate	11.64	1/2/23	28,523

						$(784,570)

BRL – Brazilian Real

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX North America High Yield Index	ICE Clear Credit	$21,000	5.00	%(1)	12/20/19	3.43%	$1,583,516	$(1,232,891)	$350,625

							$1,583,516	$(1,232,891)	$350,625

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2014, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $21,000,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio annually on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

21

Global Opportunities Portfolio

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Notes to Consolidated Financial Statements — continued

Cross-Currency Swaps
Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation

JPMorgan Chase Bank, N.A.	$5,954	TRY 12,681	3-month USD-LIBOR-BBA	10.76%	4/8/16	$295,845

						$295,845

TRY – New Turkish Lira

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Written options and swaptions activity for the year ended October 31, 2014 was as follows:

	Number of contracts	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Principal Amount of Contracts (000’s omitted)	Notional Amount (000’s omitted)	Premiums Received

Outstanding, beginning of year	—	INR 3,044,748	EUR —	JPY —	$52,500	$2,742,181
Options written	495	INR 2,515,696	EUR 69,130	JPY 3,708,810	—	6,696,166
Options expired	—	INR (5,560,444)	EUR —	JPY —	—	(903,593)

Outstanding, end of year	495	INR —	EUR 69,130	JPY 3,708,810	$52,500	$8,534,754

EUR	–	Euro
INR	–	Indian Rupee
JPY	–	Japanese Yen

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk:  The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk:  The Portfolio enters into equity futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk:  The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk:  The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter written options and swaptions, swap contracts (other than centrally cleared swaps) and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the fair value of derivatives with credit-related contingent features in a net liability position was $16,961,329. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $519,674 at October 31, 2014.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. The Portfolio is not subject to counterparty credit risk with respect to its written options and swaptions as the Portfolio, not the counterparty, is obligated to perform under such derivatives. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master

22

Global Opportunities Portfolio

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Notes to Consolidated Financial Statements — continued

Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2014. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered Portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2014 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$876,453	$13,868,695	$375,847	$15,120,995
Net unrealized appreciation*	350,625	1,324,551	—	612,267	2,287,443
Receivable for open forward foreign currency exchange contracts	—	—	12,919,330	—	12,919,330
Receivable for open swap contracts	—	—	—	652,004	652,004

Total Asset Derivatives	$350,625	$2,201,004	$26,788,025	$1,640,118	$30,979,772

Derivatives not subject to master netting or similar agreements	$350,625	$1,324,551	$—	$612,267	$2,287,443

Total Asset Derivatives subject to master netting or similar agreements	$—	$876,453	$26,788,025	$1,027,851	$28,692,329

	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options and swaptions outstanding, at value	$—	$(876,453)	$(8,773,056)	$(375,847)	$(10,025,356)
Net unrealized appreciation*	—	—	—	(7,244,802)	(7,244,802)
Payable for open forward foreign currency exchange contracts	—	—	(5,795,244)	—	(5,795,244)
Payable for open swap contracts	—	—	—	(1,140,729)	(1,140,729)

Total Liability Derivatives	$—	$(876,453)	$(14,568,300)	$(8,761,378)	$(24,206,131)

Derivatives not subject to master netting or similar agreements	$—	$—	$—	$(7,244,802)	$(7,244,802)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(876,453)	$(14,568,300)	$(1,516,576)	$(16,961,329)

23

Global Opportunities Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for assets and pledged by the Portfolio (and Subsidiary) for liabilities as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received (a)	Net Amount of Derivative Assets(b)

Australia and New Zealand Banking Group Limited	$66,600	$(66,600)	$—	$—	$—
Bank of America, N.A.	3,837,896	(664,828)	(3,062,358)	—	110,710
Barclays Bank PLC	136,388	—	—	—	136,388
BNP Paribas	538,775	(48,722)	(197,993)	—	292,060
Citibank, N.A.	11,992,806	(8,297,836)	—	(3,004,560)	690,410
Credit Suisse International	375,847	—	(375,847)	—	—
Deutsche Bank AG	3,172,569	(2,752,013)	—	(330,000)	90,556
Goldman Sachs International	5,849,008	(4,713,402)	—	—	1,135,606
JPMorgan Chase Bank, N.A.	1,562,035	—	—	(920,000)	642,035
Morgan Stanley & Co. International PLC	116,255	(107,316)	—	—	8,939
Nomura International PLC	191,872	—	—	—	191,872
Standard Chartered Bank	532,100	(292,889)	—	—	239,211
UBS AG	320,178	—	—	—	320,178

	$28,692,329	$(16,943,606)	$(3,636,198)	$(4,254,560)	$3,857,965

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)

Australia and New Zealand Banking Group Limited	$(84,323)	$66,600	$—	$—	$(17,723)
Bank of America, N.A.	(664,828)	664,828	—	—	—
BNP Paribas	(48,722)	48,722	—	—	—
Citibank, N.A.	(8,297,836)	8,297,836	—	—	—
Deutsche Bank AG	(2,752,013)	2,752,013	—	—	—
Goldman Sachs International	(4,713,402)	4,713,402	—	—	—
Morgan Stanley & Co. International PLC	(107,316)	107,316	—	—	—
Standard Chartered Bank	(292,889)	292,889	—	—	—

	$(16,961,329)	$16,943,606	$—	$—	$(17,723)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to reverse repurchase agreements at October 31, 2014 is included at Note 7.

24

Global Opportunities Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2014 was as follows:

Consolidated Statement of Operations Caption	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$—	$38,270	$(836,252)	$—
Financial futures contracts	—	1,999,739	—	(9,136,982)
Written options	—	—	—	903,593
Swap contracts	(12,567,143)	—	—	16,176,346

Foreign currency and forward foreign currency exchange contract transactions	—	—	(3,937,009)	—

Total	$(12,567,143)	$2,038,009	$(4,773,261)	$7,942,957

Change in unrealized appreciation (depreciation) —
Investments	$—	$62,922	$6,583,668	$(1,670,551)
Financial futures contracts	—	1,324,551	—	(3,500,143)
Written options and swaptions	—	431,988	(3,542,313)	1,670,551
Swap contracts	4,887,533	—	—	124,314

Foreign currency and forward foreign currency exchange contracts	—	—	12,016,451	—

Total	$4,887,533	$1,819,461	$15,057,806	$(3,375,829)

The average notional amounts of derivative contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts	Purchased Interest Rate Swaption Contracts	Swap Contracts

$18,455,000	$742,843,000	$600,150,000	$52,500,000	$916,690,000

The average principal amount of purchased currency options contracts and average number of purchased index options contracts outstanding during the year ended October 31, 2014, which are indicative of the volume of these derivative types, were approximately $89,859,000 and 137 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

25

Global Opportunities Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2014 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest

Barclays Bank PLC	10/29/14	On Demand	(3.00)%	$476,325	$476,325
Barclays Bank PLC	10/29/14	On Demand	(3.00)%	478,500	478,500
Barclays Bank PLC	10/31/14	On Demand	(3.00)%	212,205	212,205
JPMorgan Chase Bank, N.A.	10/3/14	On Demand	(1.00)%	1,400,081	1,400,081

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the year ended October 31, 2014, the average borrowings under settled reverse repurchase agreements and the average interest rate were approximately $99,000 and (1.07)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2014. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2014.

Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following table presents the Portfolio’s reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral pledged by the Portfolio as of October 31, 2014.

Counterparty	Reverse Repurchase Agreements	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(b)

Barclays Bank PLC	$(1,167,030)	$—	$1,167,030	$—
JPMorgan Chase Bank, N.A.	(1,400,081)	—	1,400,081	—

	$(2,567,111)	$—	$2,567,111	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount payable to the counterparty in the event of default.

8  Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

26

Global Opportunities Portfolio

October 31, 2014

Notes to Consolidated Financial Statements — continued

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Mortgage Pass-Throughs	$—	$69,647,605	$—	$69,647,605
Collateralized Mortgage Obligations	—	232,027,895	—	232,027,895
Asset-Backed Securities	—	30,212,813	—	30,212,813
Commercial Mortgage-Backed Securities	—	61,083,175	—	61,083,175
Senior Floating-Rate Interests	—	149,812,408	—	149,812,408
Foreign Government Bonds	—	63,532,813	—	63,532,813
Foreign Corporate Bonds	—	9,905,325	—	9,905,325
Common Stocks	—	5,374,530 *	—	5,374,530
Closed-End Funds	54,730,098	—	—	54,730,098
Put Options Purchased	—	876,453	—	876,453
Currency Put Options Purchased	—	13,868,695	—	13,868,695
Interest Rate Swaptions Purchased	—	375,847	—	375,847
Short-Term Investments —
Foreign Government Securities	—	24,115,681	—	24,115,681
U.S. Treasury Obligations	—	290,497,341	—	290,497,341
Other	—	23,633,361	—	23,633,361

Total Investments	$54,730,098	$974,963,942	$—	$1,029,694,040

Forward Foreign Currency Exchange Contracts	$—	$12,919,330	$—	$12,919,330
Futures Contracts	612,267	1,324,551	—	1,936,818
Swap Contracts	—	2,235,520	—	2,235,520

Total	$55,342,365	$991,443,343	$—	$1,046,785,708

Liability Description

Put Options Written	$—	$(876,453)	$—	$(876,453)
Currency Put Options Written	—	(8,773,056)	—	(8,773,056)
Interest Rate Swaptions Written	—	(375,847)	—	(375,847)
Forward Foreign Currency Exchange Contracts	—	(5,795,244)	—	(5,795,244)
Futures Contracts	(5,649,174)	—	—	(5,649,174)
Swap Contracts	—	(2,736,357)	—	(2,736,357)

Total	$(5,649,174)	$(18,556,957)	$—	$(24,206,131)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2013 whose fair value was determined using Level 3 inputs. At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

27

Global Opportunities Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Opportunities Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Opportunities Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2014, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated supplementary data for each of the periods presented. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2014, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated supplementary data referred to above present fairly, in all material respects, the financial position of Global Opportunities Portfolio and subsidiary as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 19, 2014

28

Global Opportunities Portfolio

October 31, 2014

Special Meeting of Interestholders (Unaudited)

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	98.86%	1.14%
Cynthia E. Frost	98.79%	1.21%
George J. Gorman	98.78%	1.22%
Valerie A. Mosley	98.78%	1.22%
Harriett Tee Taggart	98.87%	1.13%

29

Global Opportunities Portfolio

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Global Opportunities Portfolio (the Portfolio) are responsible for the overall management and supervision of the Portfolio’s affairs. The Trustees and officers of the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

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Global Opportunities Portfolio

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Eric A. Stein 1980	President	2012	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in

31

Global Opportunities Portfolio

October 31, 2014

Management and Organization — continued

2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for Eaton Vance Short Duration Strategic Income Fund (which invests in the Portfolio) includes additional information about the Trustees and officers of the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

32

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Period Ended	10/31/13	10/31/14
Audit Fees	$53,970	$58,870
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$36,610	$38,020
All Other Fees(3)	$0	$0

Total	$90,580	$96,890

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$36,610	$38,020
Eaton Vance(1)	$526,385	$99,750

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 11, 2014

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	December 11, 2014